Document And Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2016
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Jun. 27, 2016
Document Effective Date	Jul. 01, 2016
Prospectus Date	Jul. 01, 2016
Parametric Dividend Income Fund | Investor Class
Risk/Return:
Trading Symbol	EAPDX
Parametric Dividend Income Fund | Institutional Class
Risk/Return:
Trading Symbol	EIPDX